Summary of significant accounting policies (Tables)	6 Months Ended
Jun. 30, 2018
Summary of significant accounting policies
Schedule of initial application of standards

Impact at January 1, 2018	Impact on adopting IFRS 15 at January 1, 2018
(€ in thousands)
Retained earnings	(100)

Recognition of revenues from maintenance and extended warranty contracts	(100)

The following table summarizes the impacts of adopting IFRS 15 on the Company’s consolidated interim consolidated statement of financial position as of June 30, 2018 and its consolidated interim statement of comprehensive loss for the six months then ended for each of the line items affected.

			Amounts without
06/30/2018	As reported	Adjustments	adoption of IFRS 15
	(€ in thousands)
Total assets	64,837	(248)	64,589

Current assets	35,781	(248)	35,533
Trade receivables	4,211	(248)	3,963

Total equity and liabilities	64,837	(248)	64,589

Current liabilities	8,592	(357)	8,235
Deferred income	37	245	282
Contract liabilities	2,558	(2,558)	--
Other liabilities and provisions	1,756	1,956	3,712

Equity	39,633	109	39,742
Accumulated deficit	(41,958)	109	(41,849)

			Amounts without
06/30/2018	As reported	Adjustments	adoption of IFRS 15
	(€ in thousands)
Revenue	10,314	9	10,323
Impairment loss on trade receivables	(8)	8	--
Operating loss	(4,457)	17	(4,440)
Loss before income taxes	(4,317)	17	(4,300)
Net loss	(4,330)	17	(4,313)
Total comprehensive loss	(4,421)	17	(4,404)

Schedule of classification changes under IFRS 9

			Original	New
	Original classification	New classification	carrying amount	carrying amount
01/01/2018	under IAS 39	under IFRS 9	under IAS 39	under IFRS 9
			(€ in thousands)
Financial assets			27,063	27,000

Non-current assets
Equity securities	Available‑for‑sale financial assets	FVOCI	5	5
Derivative financial instruments	A financial asset or financial liability at fair value through profit or loss	Mandatorily at FVTPL	352	352
Current assets
Bond funds	Available‑for‑sale financial assets	FVOCI	14,044	14,044
Cash and cash equivalents	Loans and receivables	Amortized cost	7,569	7,569
Trade receivables	Loans and receivables	Amortized cost	5,093	5,030

Financial liabilities			20,416	20,416

Non-current liabilities
Long-term debt	Financial liabilities measured at amortized cost	Amortized cost	16,242	16,242
Finance lease obligation	Financial liabilities measured at amortized cost	Amortized cost	171	171
Current liabilities
Bank overdraft	Financial liabilities measured at amortized cost	Amortized cost	58	58
Long-term debt	Financial liabilities measured at amortized cost	Amortized cost	796	796
Finance lease obligation	Financial liabilities measured at amortized cost	Amortized cost	308	308
Trade payables	Financial liabilities measured at amortized cost	Amortized cost	2,841	2,841

Schedule of impact of IFRS 9 impairment model

(€ in thousands)
Loss allowance at December 31, 2017 under IAS 39	482
Additional impairment recognized at January 1, 2018 on:
Trade and other receivables as at December 31, 2017	62
Additional trade receivables recognized on adoption of IFRS 15	1
Loss allowance at January 1, 2018 under IFRS 9	545

Schedule of expected credit loss regarding trade receivables

January 1, 2018
		Equivalent to external
		credit rating	Probability of	Gross carrying	Impairment loss	Net carrying
Grades		(Standard & Poor’s)	default	amount	allowance	amount
				(€ in thousands)
Grades 1-4:	Low risk	BBB+ to AAA	0.2%	3,274	5	3,269
Grades 5-7:	Fair risk	B+ to BBB	1.3%	1,674	22	1,652
Grades 8-9:	Substandard	CCC- to B	7.0%	363	25	338
Grade 10:	Doubtful	C to CC	25.0%	14	3	11
Grade 11:	Loss	D	100.0%	8	8	--
				5,333	63	5,270

June 30, 2018
		Equivalent to external
		credit rating	Probability of	Gross carrying	Impairment loss	Net carrying
Grades		(Standard & Poor’s)	default	amount	allowance	amount
				(€ in thousands)
Grades 1-4:	Low risk	BBB+ to AAA	0.2%	1,730	3	1,727
Grades 5-7:	Fair risk	B+ to BBB	1.3%	1,964	26	1,938
Grades 8-9:	Substandard	CCC- to B	7.0%	448	31	417
Grade 10:	Doubtful	C to CC	25.0%	172	43	129
Grade 11:	Loss	D	100.0%	94	94	--
				4,408	197	4,211